[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

April 26, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The Integrity Funds
File Nos. 33-53698 and 811-07322

Ladies and Gentlemen:

The Integrity Funds (the "Registrant" or the "Trust") is transmitting Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A for electronic filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (under which it is Amendment No. 68). This Amendment is being filed pursuant to Rule 485(a)(2) of the 1933 Act and is with respect to a new series of the Trust, which is a multi-series investment company. Accordingly, the following series of the Trust are not affected by this amendment to the registration statement: Williston Basin/Mid-North America Stock Fund; Integrity Growth & Income Fund; and Integrity High Income Fund.

Please note that the Trust and its principal underwriter intend to request acceleration pursuant to Rule 461 under the 1933 Act so that this Amendment may become effective on May 1, 2012.

If we may cooperate with you in any way in the processing of this registration statement, please telephone Felice Foundos at (312) 845-3864 or the undersigned at (312) 845-3446.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Suzanne M. Russell
Suzanne M. Russell

Enclosures

cc: Brent Wheeler